Other Assets - Summary of Other Assets (Details) - CAD ($) $ in Millions	Jan. 31, 2022	Jan. 31, 2021
Disclosure Of Other Assets [Line Items]
Prepaids	$ 36.1	$ 26.0
Deferred financing cost	4.1	3.6
Other	102.8	5.8
Total other assets	143.0	35.4
Current	140.1	32.9
Non-current	$ 2.9	$ 2.5